Prepaid Expenses - Schedule of prepaid expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments and accrued income [abstract]
Costs incurred on the performance of a contract (IFRS 15)	R$ 1,016,337	R$ 912,538
Advertising and publicity	55,695	135,049
Contractual prepaid expenses		47,771
Insurance	25,807	48,865
Bank guarantee	31,297	40,690
Other	124,944	81,590
Total	1,254,080	1,266,503
Current	670,344	743,953
Non-current	R$ 583,736	R$ 522,550